Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

12 Leases

The Group uses the optional exemption to not recognize a right of use asset and lease liability for short term (less than 12 months) and low value leases. The average discount rate used for measuring lease liabilities was 5.45% at September 30, 2025 (5.08% at September 30, 2024).

12.1 Right of use asset

Changes in the right of use asset:

	Balance at January 1, 2025	Additions (1)	Terminated contracts	Amortization	Exchange rate variation	Balance at September 30, 2025
Growing facilities	632,267	117,112	(25,095)	(109,866)	53,580	667,998
Buildings	638,981	73,042	(25,841)	(71,438)	36,785	651,529
Vehicles (land)	189,036	60,683	(12,385)	(53,616)	5,305	189,023
Machinery and equipment	106,597	23,411	(4,968)	(38,659)	10,363	96,744
Operating plants	8,622	1,685	(150)	(2,386)	1,298	9,069
Land	15,999	3,965	(81)	(2,078)	415	18,220
Computer equipment	5,371	6,474	—	(1,468)	806	11,183
Concession Agreement (2)	—	3,780	—	(2,935)	192	1,037
	1,596,873	290,152	(68,520)	(282,446)	108,744	1,644,803
	Balance at January 1, 2024	Additions (1)	Terminated contracts	Amortization	Exchange rate variation	Balance at September 30, 2024
Growing facilities	805,370	64,590	(25,761)	(119,279)	(44,794)	680,126
Buildings	532,104	161,995	(14,929)	(67,582)	(11,490)	600,098
Vehicles (land)	223,720	36,458	(2,417)	(54,947)	1,065	203,879
Machinery and equipment	90,101	63,805	(4,313)	(34,949)	(3,356)	111,288
Operating plants	19,695	(59)	(4,035)	(3,373)	(1,678)	10,550
Land	19,186	663	(14)	(1,953)	(582)	17,300
Computer equipment	15,534	—	(158)	(6,415)	(1,464)	7,497
	1,705,710	327,452	(51,627)	(288,498)	(62,299)	1,630,738

(1)	The additions have been reduced by the PIS/COFINS tax effect. The net impact is US$3,821 and US$5,304 in the consolidated total respectively as of September 30, 2025 and 2024.

(2)	Of the total amount of additions, US$1,220 refers to the acquisition of JBS Terminais Ltda.

12.2 Lease liabilities

	September 30, 2025	December 31, 2024
Undiscounted lease payments	2,221,827	2,135,128
Present value adjustment	(424,129)	(401,099)
	1,797,698	1,734,029
Breakdown:
Current liabilities	356,358	335,681
Non-current liabilities	1,441,340	1,398,348
	1,797,698	1,734,029

Changes in the lease liability:

	Balance at January 1, 2025	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at September 30, 2025
Lease liability	1,734,029	306,439	77,089	(362,028)	(84,837)	127,006	1,797,698

	Balance at January 1, 2024	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at September 30, 2024
Lease liability	1,841,227	330,988	74,935	(352,079)	(56,013)	(67,431)	1,771,627

The non-current portion of the lease liability schedule is as follows:

September 30, 2025
2026	242,930
2027	241,683
2028	208,728
2029	187,317
2030	194,679
Maturities after 2030	692,774
Total Future Minimum Lease Payments	1,768,111
Less: Imputed Interest	(326,771)
Present Value of Lease Liabilities	1,441,340